Trade Accounts Payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade Accounts Payable
21	TRADE ACCOUNTS PAYABLE

As of December 31, this item includes:

	2017	2018
Invoices payable	1,250,586	591,619
Unbilled services received	132,514	378,670
Notes payable	69,946	109,242

	1,453,046	1,079,531

The balance of services received but not billed includes the estimate made by management corresponding to the valuation by the degree of completion, which amounted to S/378.7 million at December 31, 2018 (S/132.5 million at December 31, 2017).